Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	LAND AND BUILDINGS	FIXTURES AND FITTINGS	PLANT AND EQUIPMENT	ASSETS UNDER CONSTRUCTION	TOTAL
Cost
At 1 January 2020	$3,054	$3,115	$17,287	$10,432	$33,888
Additions	3,686	1,115	25,831	33,749	64,381
Transfers	—	(22)	22	—	—
Disposals	—	(126)	(137)	(406)	(669)
Exchange differences	366	64	1,799	2,090	4,319
At 31 December 2020	7,106	4,146	44,802	45,865	101,919
Accumulated Depreciation
At 1 January 2020	1,067	2,014	5,666	—	8,747
Charge for the period	841	618	4,258	—	5,717
Transfers	—	(1)	1	—	—
Disposals	—	(47)	(135)	—	(182)
Exchange differences	151	52	352	—	555
At 31 December 2020	2,059	2,636	10,142	—	14,837
Carrying Amount
At 31 December 2020	$5,047	$1,510	$34,660	$45,865	$87,082
Cost
At January 1, 2021	$7,106	$4,146	$44,802	$45,865	$101,919
Additions	28,047	4,144	72,186	1,969	106,346
Transfers	—	2,137	(2,137)	—	—
Disposals	(67)	(452)	(91)	—	(610)
Exchange differences	(562)	(322)	(2,084)	(574)	(3,542)
At December 31, 2021	34,524	9,653	112,676	47,260	204,113
Accumulated Depreciation
At January 1, 2021	2,059	2,636	10,142	—	14,837
Charge for the period	2,773	2,204	12,298	—	17,275
Transfers	—	1,686	(1,686)	—	—
Disposals	(21)	(366)	(91)	—	(478)
Exchange differences	(106)	(223)	(589)	—	(918)
At December 31, 2021	4,705	5,937	20,074	—	30,716
Carrying Amount
At December 31, 2021	$29,819	$3,716	$92,602	$47,260	$173,397
Cost
At January 1, 2022	$34,524	$9,653	$112,676	$47,260	$204,113
Additions	5,137	2,227	12,960	11,496	31,820
Transfers	—	—	—	—	—
Disposals	(147)	(702)	(997)	—	(1,846)
Exchange differences	(3,417)	(762)	(10,480)	(5,075)	(19,734)
At December 31, 2022	36,097	10,416	114,159	53,681	214,353
Accumulated Depreciation
At January 1, 2022	4,705	5,937	20,074	—	30,716
Charge for the period	4,359	1,812	18,995	—	25,166
Transfers	—	—	—	—	—
Disposals	(13)	(360)	(917)	—	(1,290)
Impairments	—	0	26,780	22,657	49,437
Exchange differences	(506)	(504)	(2,072)	—	(3,082)
At December 31, 2022	8,545	6,885	62,860	22,657	100,947
Carrying Amount
At December 31, 2022	$27,552	$3,531	$51,299	$31,024	$113,406